HUNTON & WILLIAMS LLP RIVERFRONT PLAZA, EAST TOWER 951 EAST BYRD STREET RICHMOND, VIRGINIA 23219-4074
TEL	804 • 788 • 8200
FAX	804 • 788 • 8218
FILE NO: 68139.4001

January 4, 2013

VIA EDGAR

Mr. Duc Dang

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ellington Residential Mortgage REIT

Confidential Draft Registration Statement on Form S-11

Submitted October 22, 2012

CIK No. 0001560672

Dear Mr. Dang:

As counsel to Ellington Residential Mortgage REIT, a Maryland real estate investment trust (including its subsidiaries, the “Company”), we are transmitting for confidential review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”) and the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Company’s Confidential Draft Registration Statement on Form S-11 (CIK No. 0001560672) (the “Registration Statement”) and the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC” or the “Commission”) contained in your letter dated November 19, 2012.

For convenience of reference, each Staff comment contained in your November 19, 2012 comment letter is reprinted below in italics, numbered to correspond with the paragraph numbers assigned in your letter, and is followed by the corresponding response of the Company.

We have provided to each of you, Jorge Bonilla, Jessica Barberich, Rochelle Plesset and Folake Ayoola, a courtesy copy of this letter and two courtesy copies of Amendment No. 1 filed by the Company on the date hereof, one copy of which has been marked to reflect changes made to the Registration Statement filed with the Commission on October 22, 2012. The changes reflected in Amendment No. 1 have been made in response to the Staff’s comments and for the purpose of updating and revising certain information in the Registration Statement. All page references in responses are to pages of the blacklined version of Amendment No. 1. Capitalized terms used and not otherwise defined in this response letter that are defined in the Registration Statement shall have the meanings set forth in the Registration Statement.

ATLANTA  AUSTIN  BANGKOK  BEIJING  BRUSSELS  CHARLOTTE  DALLAS  HOUSTON  LONDON  LOS ANGELES

McLEAN  MIAMI  NEW YORK  NORFOLK  RALEIGH  RICHMOND  SAN FRANCISCO  TOKYO  WASHINGTON

www.hunton.com

Mr. Duc Dang

January 4, 2013

General

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

RESPONSE: The Company has transmitted this correspondence and Amendment No. 1 in accordance with the guidance provided in the Division’s October 11, 2012 announcement.

2.	Please keep in mind that we may publicly post filing review correspondence in accordance with our December 1, 2011 policy (http://www.sec.gov/divisions/corpfin/ cfannouncements/edgarcorrespondence.htm). If you intend to use Rule 83 (17 CFR 200.83) to request confidential treatment of information in the correspondence you submit on EDGAR, please properly mark that information in each of your confidential submissions to us so we do not repeat or refer to that information in our comment letters to you.

RESPONSE: We acknowledge the Staff’s comment.

3.	We note your disclosure on page 47 that you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1). Please revise your risk factors section to provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

RESPONSE: A separate risk factor on page 47 and a similar statement in the Company’s critical accounting policy disclosures on page 67 concerning its election to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) have been added in response to this comment.

Mr. Duc Dang

January 4, 2013

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully confirms that neither it nor any authorized person has provided any written materials concerning this offering to potential investors. The Company further confirms that no research report about it has been published or distributed by any broker or dealer that is participating or will participate in this offering. Finally, the Company advises the Staff that to the extent any such written communications are presented to investors or any such research reports are published or distributed in reliance on the sections of the Securities Act referenced above in the Staff’s comment, the Company will undertake to provide the Staff with such materials.

5.	Please provide us with copies of all graphics, maps, photographs and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospectus investors prior to our review.

RESPONSE: The Company currently does not intend to use any graphics, maps, photographs and related captions or other artwork including logos in the prospectus. If the Company decides in the future to use any such materials, it will first provide them to the Staff for its review before including them in any preliminary prospectus distributed to prospective investors.

Summary, page 1

6.	Please revise to clarify if the remaining shares that will be issued pursuant to the initial capital commitments will be priced at $20/share.

RESPONSE: The Company respectfully advises the Staff that the Company has not yet determined the price of the remaining shares to be issued pursuant to the initial capital commitments.

Mr. Duc Dang

January 4, 2013

Our Manager and Ellington, page 1

7.	Please describe for us any adverse business developments or conditions Ellington has encountered in administering its portfolio and those of its funds in the last 5 years.

RESPONSE: In response to the Staff’s comment, the Company has added additional disclosure regarding adverse business developments or conditions to page 2 of Amendment No. 1.

Our Financing Strategies and Use of Leverage, page 8

8.	Please revise to explain the impact of margin calls that may occur as a result of your financing arrangement.

RESPONSE: In response to the Staff’s comment, the Company has added disclosure to page 8 of Amendment No. 1 to explain the impact of margin calls that may occur as a result of its financing arrangements.

Our Management Agreement, page 10

9.	Please clarify if the Manager is entitled to the termination fee if it decides to not renew or terminate the management agreement even when there is no default by you.

RESPONSE: The Company has added disclosure to page 10 clarifying when the Manager is entitled and is not entitled to the termination fee.

10.	Please revise your fee table to provide an estimate of the dollar amount of the management fee to be paid to the manager in the first full fiscal year.

RESPONSE: The Company has revised the disclosure on page 12 of Amendment No. 1 to provide for an estimate of the dollar amount of the management fee to be paid to the manager in the first full fiscal year.

11.	Please revise to clarify if shareholders’ equity, as calculated for the purpose of determining the management fee, will likely be greater than your GAAP shareholders’ equity.

RESPONSE: In response to the Staff’s comment, we have revised the disclosure on page 11 of Amendment No. 1. The Company further advises the Staff that because (i) shareholders’ equity, as calculated for the purpose of determining the management fee, excludes unrealized gains or losses that have impacted

Mr. Duc Dang

January 4, 2013

shareholders’ equity as reported in the Company’s financial statements prepared in accordance with GAAP, and (ii) such unrealized gains or losses are impacted by changes in market conditions and other factors, the Company is unable to project whether shareholders’ equity, as calculated for the purpose of determining the management fee, will likely be greater than the Company’s GAAP shareholders’ equity. In addition, the Company notes for the Staff that it is possible that the Company’s assets could increase in value, but to the extent the gains are not realized, then shareholders’ equity, as calculated for the purpose of determining the management fee, would be less than the Company’s GAAP shareholders’ equity.

Conflicts of Interest; Equitable Allocation of Opportunities, page 13

12.	For affiliated funds that target the same asset classes as you, please identify the funds, quantify their AUM, and note the material differences, if any, in the compensation rates that you and such funds pay.

RESPONSE: In response to the Staff’s comment, we have revised the disclosure on page 13 of Amendment No. 1.

13.	Please clarify the risk(s), if any, associated with not requiring independent approval for “cross transactions,” even when market prices are used. Also, clarify the process involved for you to revoke the consent associated with cross transactions.

RESPONSE: We have revised the disclosure set forth in “Summary—Conflicts of Interest; Equitable Allocation of Opportunities—Cross Transactions” on pages 13-14 in response to the Staff’s comment.

Our Exclusion From Regulation Under the Investment Company Act, page 16

14.	We note that you intend to operate your business in a manner that will permit you to maintain an exemption from registration under the 1940 Act. Please provide us with a detailed analysis of the exemption that you and your subsidiaries intend to rely on and how your investment strategy will support that exemption. Please note that we will refer your response to the Division of Investment Management for further review. Please engage directly with the staff of the Division of Investment Management referenced below regarding your exemption from registration under the Investment Company Act of 1940.

RESPONSE: The Company intends to conduct its operations so that neither the Company nor any of its subsidiaries is required to register as an investment

Mr. Duc Dang

January 4, 2013

company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Both the Company and its operating partnership are organized as holding companies and conduct their businesses primarily through wholly-owned subsidiaries of the operating partnership. The Company intends to conduct its operations so that neither the Company nor the operating partnership come within the definition of an investment company by ensuring that less than 40% of the value of the Company’s total assets on an unconsolidated basis consist of “investment securities” as defined by the Investment Company Act, or the 40% Test.

The operating partnership’s direct and indirect subsidiaries, through which the Company will operate its business, will rely upon certain exclusions from registration as an investment company under the Investment Company Act including, in the case of the operating partnership’s wholly-owned subsidiary, EARN Mortgage LLC, Section 3(c)(5)(C) of the Investment Company Act. Section 3(c)(5)(C), as interpreted by the staff of the SEC, requires an entity to invest at least 55% of its assets in “mortgages and other liens on and interests in real estate” (“qualifying real estate interests”) and at least 80% of its assets in qualifying real estate interests plus “real estate-related assets.” In satisfying the 55% requirement, the entity may treat securities issued with respect to an underlying pool of mortgage loans in which it holds all of the certificates issued by the pool as qualifying real estate interests. The Company will treat the whole-pool pass-through securities in which it intends to invest as qualifying real estate interests for purposes of the 55% requirement. The collateralized mortgage obligations (“CMOs”) that the Company may acquire will not be treated as qualifying real estate interests for purposes of the 55% requirement.

The Company has also formed, and may in the future form, certain other wholly-owned or majority-owned subsidiaries that will invest in CMOs, and, subject to the Company’s investment guidelines, other mortgage- and real estate-related assets. The Company expects that these subsidiaries will rely upon the exemption from registration as an investment company under the Investment Company Act pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act. The securities issued by any wholly-owned or majority-owned subsidiary that the Company may form in the future and that are exempted from the definition of “investment company” based on Section 3(c)(1) or 3(c)(7) of the Investment Company Act, together with any other investment securities the Company may own, may not have a value in excess of 40% of the value of the Company’s total assets on an unconsolidated basis.

Mr. Duc Dang

January 4, 2013

The Company will monitor its compliance with the 40% Test and the holdings of its subsidiaries to ensure that each of the Company’s subsidiaries is in compliance with an applicable exemption or exclusion from registration as an investment company under the Investment Company Act.

Summary Risk Factors, page 17

15.	Please revise the third to the last risk factor on page 18 to disclosure, if true, that the registrant cannot terminate or decline to renew the contract of the manager for poor performance without having to pay a significant termination fee.

RESPONSE: We have revised the last risk factor on page 18 and the risk factor on page 41 to clarify that the Company cannot terminate or decline to renew the contract of the manager for poor performance without having to pay a significant termination fee.

16.	Please revise to disclose, if accurate, that you intend to rely on short-term financing and thus are especially exposed to changes in the availability of financing.

RESPONSE: In response to the Staff’s comment, we have added a risk factor on page 17 of Amendment No. 1.

Use of Proceeds, page 58

17.	We note your expectation regarding at least 80% of the offering proceeds. Please revise to discuss your expected focus among Agency and non-Agency assets. As you reserve the right to change your allocation at any time, please discuss the minimum amount of time, if any, that you will be tied to the initial use and focus disclosed here.

RESPONSE: In response to the Staff’s comment, we have revised the disclosure on page 58 of Amendment No. 1. The Company further advises the Staff that the offering proceeds will be used in a manner consistent with the Company’s intent to rely on the Investment Company Act exclusions discussed in the Company’s response to comment 14 above.

Critical Accounting Policies, page 65

18.	Please expand your disclosure to describe the process used to value your non-Agency RMBS at quarter-end. Describe the methodologies and assumptions used and how you determined that your valuation model is appropriate. Discuss the extent to which you use valuations provided by third-party dealers and pricing services; describe how the information is obtained and used.

RESPONSE: In response to the Staff’s comment, we have added disclosure on page 66 of Amendment No. 1.

Mr. Duc Dang

January 4, 2013

Liquidity and Capital Resources, page 68

19.	Please disclose the material provisions of your master repurchase agreement, including, if applicable, the margin call trigger percentage and haircut percentage.

RESPONSE: The Company respectfully advises the Staff that there were no borrowings under its master repurchase agreement as of September 30, 2012 and has added disclosure to page 68 noting this fact. The Company further advises the Staff that it is currently negotiating master repurchase agreements with numerous other counterparties and that it expects to have entered into such additional master repurchase agreements prior to the commencement of the offering contemplated by the Registration Statement. As a result, the Company believes that the one master repurchase agreement in place at September 30, 2012 was not material to the Company and does not expect that such agreement will become a material contract of the Company in the future. However, in future filings, to the extent any single master repurchase agreement becomes a material contract of the Company, the Company will disclose the material provisions of such master repurchase agreement, including, if applicable, information regarding margin calls and haircuts.

In addition, the Company advises the Staff that it expects the additional master repurchase agreements it will enter into prior to commencement of the offering contemplated by the Registration Statement will contain standard repurchase agreement terms. As such, the Company has provided disclosure in the Registration Statement with respect to the material provisions of these types of master repurchase agreements under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources” and intends to continue to do so in future filings.

20.	Please tell us if you will file the master repurchase agreement as an exhibit.

RESPONSE: The Company respectfully advises the Staff that it does not intend to file the master repurchase agreement as an exhibit. The Company has no outstanding borrowings under the master repurchase agreement and it is not

Mr. Duc Dang

January 4, 2013

currently, nor is it expected in the future to be, material to the Company’s business. In addition, the master repurchase agreement is intended to be one of many repurchase agreements to be entered into with counterparties, which are expected to be finalized prior to the commencement of this offering. Moreover, the Company believes that these agreements are contracts such as ordinarily accompanies the kind of business conducted by the Company and are made in the ordinary course of its business and does not fall within any of the categories enumerated in Item 601(b)(10)(ii)(A)-(D) of Regulation S-K. Based on the foregoing, the Company does not believe that the master repurchase agreement constitutes a material contract required to be filed pursuant to Item 601 of Regulation S-K.

Our Targeted Asset Classes, page 78

21.	Please revise to clarify your intentions regarding investments in new issuances of RMBS vs. outstanding RMBS.

RESPONSE: In response to the Staff’s comment, we have revised the disclosure on page 79 of Amendment No. 1.

TBAs, page 79

22.	Please revise to explain how TBAs will be used for hedging purposes and discuss the risk, if any, associated with such instruments.

RESPONSE: In response to the Staff’s comment, we have revised the disclosure on page 79 of Amendment No. 1.

Non-Agency RMBS, page 79

23.	Please provide the geographic diversification of the collateral.

RESPONSE: In response to the Staff’s comment, we have added disclosure on page 80 of Amendment No. 1.

Our Portfolio, page 80

24.	Please provide disclosure regarding the prepayment rate of your portfolio.

RESPONSE: In response to the Staff’s comment, we have added disclosure on page 80 of Amendment No. 1.

Mr. Duc Dang

January 4, 2013

Asset Surveillance, page 80

25.	In future filings, as applicable, please disclose the results of your manager’s evaluation of the credit risks associated with your non-Agency assets.

RESPONSE: The Company respectfully advises the Staff that it will undertake to disclose material changes or developments in credit risks associated with its non-Agency assets in the future to the extent required under applicable disclosure requirements.

Executive Compensation, page 91

26.	Please advise us whether you intend to provide Regulation S-K Item 402 information for your CFO in future filings that require disclosure of executive compensation.

RESPONSE: The Company advises the Staff that it has not yet identified a permanent CFO of the Company. However, to the extent the Company’s Manager elects to provide the Company with a dedicated or partially dedicated CFO, for which the Manager will be entitled to be reimbursed for the costs of the wages, salaries and benefits incurred by the Manager with respect to such CFO pursuant to the Management Agreement, the Company intends to provide the Regulation S-K 402 information for such CFO in future filings to the extent such information is required to be disclosed by an “emerging growth company.”

Underwriting, page 151

27.	We note your disclosure on page 152 that “the underwriters and their affiliates have been, may be, or are lenders to….” Please revise to provide specific disclosure of any “material relationships” between the underwriters and the company or its affiliates. Refer to Item 508 of Regulation S-K.

RESPONSE: Pursuant to Item 508(a) of Regulation S-K, which requires the registrant to identify each underwriter having a material relationship with the registrant and to state the nature of the relationship, the Company has revised the disclosure to clarify that there are no past or current material relationships between the underwriters and their affiliates and the Company. The Company has also revised the disclosure to indicate that certain underwriters or their affiliates have provided or are providing commercial banking activities to affiliates of the Company, none of which it believes are material to the Company. Furthermore, the Company has revised the disclosure to indicate that the underwriters or their affiliates may be engaged in the future by the Company to be lenders to or counterparties in, securities, derivatives and other trading activities.

Mr. Duc Dang

January 4, 2013

Exhibit Index

28.	Please submit all exhibits as promptly as possible. We will review all exhibits prior to granting effectiveness of the registration statement, and we may have further comments after our review. If you are not in a position to file your legal and tax opinions with the next amendment, please provide draft copies for our review.

RESPONSE: We undertake to submit all exhibits as promptly as possible. We are supplementally providing to you draft copies of our legal and tax opinions as Exhibit A and Exhibit B to this letter. Executed copies of these opinions will be filed prior to effectiveness of the Registration Statement.

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at (404) 888-4077.

Very truly yours,

/s/ Christopher C. Green

Christopher C. Green

cc:	Laurence Penn

Ellington Residential Mortgage REIT

Daniel M. LeBey

Hunton & Williams LLP

Enclosure

Exhibit A

[LETTERHEAD OF VENABLE LLP]

DRAFT

                    , 201

Ellington Residential Mortgage REIT

53 Forest Avenue

Old Greenwich, Connecticut 06870

Re:	Registration Statement on Form S-11 (File No. 377-00014)

Ladies and Gentlemen:

We have served as Maryland counsel to Ellington Residential Mortgage REIT, a Maryland real estate investment trust (the “Company”), in connection with certain matters of Maryland law relating to the registration by the Company of the offering and sale of up to ___________ (the “Shares”) of the Company’s common shares of beneficial interest, $0.01 par value per share (the “Common Shares”), in the underwritten initial public offering of the Common Shares (including up to ________ Shares that the underwriters in the initial public offering have the option to purchase solely to cover over-allotments) covered by the above-referenced Registration Statement, and all amendments thereto (the “Registration Statement”), filed by the Company with the United States Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”).

In connection with our representation of the Company, and as a basis for the opinion hereinafter set forth, we have examined originals, or copies certified or otherwise identified to our satisfaction, of the following documents (hereinafter collectively referred to as the “Documents”):

1. The Registration Statement and the related form of prospectus included therein, substantially in the form in which they will filed with the Commission under the 1933 Act;

2. The declaration of trust of the Company (the “Declaration”), certified by the State Department of Assessments and Taxation of Maryland (the “SDAT”);

3. The Bylaws of the Company, certified as of the date hereof by an officer of the Company;

4. The Shareholders Agreement, dated as of _______________, 201___, among the Company, EMG Holdings, L.P., a Delaware limited partnership, Blackstone Tactical Opportunities EARN Holdings L.L.C., a Delaware limited liability company;

5. A certificate of the SDAT as to the good standing of the Company, dated as of a recent date;

Ellington Residential Mortgage REIT

_________, 201__

6. Resolutions adopted by the Board of Trustees of the Company (the “Board”) relating to, among other matters, the offering, issuance and registration of the Shares (the “Resolutions”), certified as of the date hereof by an officer of the Company;

7. A certificate executed by an officer of the Company, dated as of the date hereof; and

8. Such other documents and matters as we have deemed necessary or appropriate to express the opinion set forth below, subject to the assumptions, limitations and qualifications stated herein.

In expressing the opinion set forth below, we have assumed the following:

1. Each individual executing any of the Documents, whether on behalf of such individual or another person, is legally competent to do so.

2. Each individual executing any of the Documents on behalf of a party (other than the Company) is duly authorized to do so.

3. Each of the parties (other than the Company) executing any of the Documents has duly and validly executed and delivered each of the Documents to which such party is a signatory, and such party’s obligations set forth therein are legal, valid and binding and are enforceable in accordance with all stated terms.

4. All Documents submitted to us as originals are authentic. The form and content of all Documents submitted to us as unexecuted drafts do not differ in any respect relevant to this opinion from the form and content of such Documents as executed and delivered. All Documents submitted to us as certified or photostatic copies conform to the original documents. All signatures on all Documents are genuine. All public records reviewed or relied upon by us or on our behalf are true and complete. All representations, warranties, statements and information contained in the Documents are true and complete. There has been no oral or written modification of or amendment to any of the Documents, and there has been no waiver of any provision of any of the Documents, by action or omission of the parties or otherwise.

5. The Shares will not be issued or transferred in violation of the restrictions on transfer and ownership contained in Article VII of the Declaration.

Ellington Residential Mortgage REIT

_________, 201__

Based upon the foregoing, and subject to the assumptions, limitations and qualifications stated herein, it is our opinion that:

1. The Company is a real estate investment trust duly formed and existing under and by virtue of the laws of the State of Maryland and is in good standing with the SDAT.

2. The issuance of the Shares has been duly authorized and, when issued and delivered by the Company in accordance with the Resolutions, the Registration Statement and any other resolutions of the Board or a duly-authorized committee thereof relating thereto against payment of the consideration set forth therein, the Shares will be validly issued, fully paid and nonassessable.

The foregoing opinion is limited to the laws of the State of Maryland and we do not express any opinion herein concerning any other law. We express no opinion as to the applicability or effect of federal or state securities laws, including the securities laws of the State of Maryland, or as to federal or state laws regarding fraudulent transfers. To the extent that any matter as to which our opinion is expressed herein would be governed by the laws of any jurisdiction other than the State of Maryland, we do not express any opinion on such matter. The opinion expressed herein is subject to the effect of any judicial decision which may permit the introduction of parol evidence to modify the terms or the interpretation of agreements.

The opinion expressed herein is limited to the matters specifically set forth herein and no other opinion shall be inferred beyond the matters expressly stated. We assume no obligation to supplement this opinion if any applicable law changes after the date hereof or if we become aware of any fact that might change the opinion expressed herein after the date hereof.

This opinion is being furnished to you for submission to the Commission as an exhibit to the Registration Statement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the use of the name of our firm therein. In giving this consent, we do not admit that we are within the category of persons whose consent is required by Section 7 of the 1933 Act.

Very truly yours,

Exhibit B

HUNTON & WILLIAMS LLP RIVERFRONT PLAZA, EAST TOWER 951 EAST BYRD STREET RICHMOND, VIRGINIA 23219-4074 TEL 804 • 788 • 8200 FAX 804 • 788 • 8218

[ ], 2013

Ellington Residential Mortgage REIT

53 Forest Avenue

Old Greenwich, CT 06870

Ellington Residential Mortgage REIT

Qualification as

Real Estate Investment Trust

Ladies and Gentlemen:

We have acted as tax counsel to Ellington Residential Mortgage REIT, a Maryland real estate investment trust (the “Company”), in connection with the preparation of a registration statement on Form S-11 (the “Registration Statement”), submitted to the Securities and Exchange Commission on October 19, 2012, with respect to the offer and sale, from time to time, of up to an aggregate of $[            ] of the common shares of beneficial interest, par value $0.01 per share, of the Company (the “Common Shares”). You have requested our opinion regarding certain U.S. federal income tax matters.

In giving this opinion letter, we have examined the following:

1.	the Registration Statement and the prospectus (the “Prospectus”) filed as part of the Registration Statement;

2.	the Company’s Declaration of Trust;

3.	the Amended and Restated Agreement of Limited Partnership of Ellington Residential Mortgage LP (the “Operating Partnership”); and

4.	such other documents as we have deemed necessary or appropriate for purposes of this opinion.

ATLANTA AUSTIN BANGKOK BEIJING BRUSSELS CHARLOTTE DALLAS HOUSTON LONDON LOS ANGELES

McLEAN MIAMI NEW YORK NORFOLK RALEIGH RICHMOND SAN FRANCISCO TOKYO WASHINGTON

www.hunton.com

Ellington Residential Mortgage REIT

[                    ], 2013

In connection with the opinions rendered below, we have assumed, with your consent, that:

1.     each of the documents referred to above has been duly authorized, executed, and delivered; is authentic, if an original, or is accurate, if a copy; and has not been amended;

2.     during its short taxable year ending December 31, 2013 and future taxable years, the Company will operate in a manner that will make the factual representations contained in a certificate, dated the date hereof and executed by a duly appointed officer of the Company (the “Officer’s Certificate”), true for such years;

3.     the Company will not make any amendments to its organizational documents after the date of this opinion that would affect the Company’s qualification as a real estate investment trust (a “REIT”) for any taxable year; and

4.     no action will be taken by the Company after the date hereof that would have the effect of altering the facts upon which the opinions set forth below are based.

In connection with the opinions rendered below, we also have relied upon the correctness of the factual representations contained in the Officer’s Certificate and the factual matters discussed in the Prospectus that relate to the Company’s status as a REIT. We are not aware of any facts that are inconsistent with the representations contained in the Officer’s Certificate. Where the factual representations in the Officer’s Certificate involve terms defined in the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations thereunder (the “Regulations”), published rulings of the Internal Revenue Service (the “Service”), or other relevant authority, we have reviewed with the individual making such representations the relevant provisions of the Code, the applicable Regulations, the published rulings of the Service, and other relevant authority.

Based solely on the documents and assumptions set forth above, the representations set forth in the Officer’s Certificate, and the factual matters discussed in the Prospectus under the caption “Material U.S. Federal Income Tax Considerations” (which is incorporated herein by reference), we are of the opinion that:

(a)     commencing with its short taxable year ending on December 31, 2013, the Company will be organized in conforming with the requirements for qualification and taxation as a REIT pursuant to sections 856 through 860 of the Code, and the Company’s organization and proposed method of operation will

Ellington Residential Mortgage REIT

[                    ], 2013

enable it to qualify as a REIT under the Code for its short taxable year ending December 31, 2013 and thereafter; and

(b)     the descriptions of the law and the legal conclusions contained in the Prospectus under the caption “Material U.S. Federal Income Tax Considerations” are correct in all material respects.

We will not review on a continuing basis the Company’s compliance with the documents or assumptions set forth above, or the representations set forth in the Officer’s Certificate. Accordingly, no assurance can be given that the actual results of the Company’s operations for any given taxable year will satisfy the requirements for qualification and taxation as a REIT. Although we have made such inquiries and performed such investigations as we have deemed necessary to fulfill our professional responsibilities as counsel, we have not undertaken an independent investigation of all the facts referred to in this opinion letter or the Officer’s Certificate. In particular, we note that the Company has engaged in transactions in connection with which we have not provided legal advice and may not have reviewed.

The foregoing opinions are based on current provisions of the Code and the Regulations, published administrative interpretations thereof, and published court decisions. The Service has not issued Regulations or administrative interpretations with respect to various provisions of the Code relating to REIT qualification. No assurance can be given that the law will not change in a way that will prevent the Company from qualifying as a REIT.

The foregoing opinions are limited to the U.S. federal income tax matters addressed herein, and no other opinions are rendered with respect to other U.S. federal tax matters or to any issues arising under the tax laws of any other country, or any state or locality. We undertake no obligation to update the opinions expressed herein after the date of this letter. This opinion letter speaks only as of the date hereof. Except as provided in the next paragraph, this opinion letter may not be distributed, quoted in whole or in part or otherwise reproduced in any document, or filed with any governmental agency without our express written consent.

Ellington Residential Mortgage REIT

[                    ], 2013

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement. We also consent to the references to Hunton & Williams LLP under the captions “Material U.S. Federal Income Tax Considerations” and “Legal Matters” in the Prospectus. In giving this consent, we do not admit that we are in the category of persons whose consent is required by Section 7 of the Securities Act of 1933, as amended, or the rules and regulations promulgated thereunder by the Securities and Exchange Commission.

Very truly yours,